TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
TAXES PAYABLE
Schedule of taxes payable

	2017	2016
Payroll charges	75,752	89,763
ICMS (state VAT)	37,444	43,915
COFINS (tax on revenue)	5,411	8,470
IPI (federal VAT)	17,305	13,864
IVA (value-added tax) and others	148,189	185,178

	284,101	341,190